Property, Plant and Equipment - Schedule of Company's Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 1,441.9	$ 1,064.3	$ 1,027.4
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	2,807.9	2,336.0
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1,366.0	1,271.7
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	360.0	292.5	313.5
Tooling [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1,023.6	924.5
Tooling [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	663.6	632.0
Equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	513.3	425.0	403.6
Equipments [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1,029.8	896.6
Equipments [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	516.5	471.6
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	418.7	254.6	247.4
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	604.6	422.7
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	185.9	168.1
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	149.9	92.2	$ 62.9
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	149.9	$ 92.2
Land [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 0.0